Government Grants - Roll forward of Government Grants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Government grants [Abstract]
Beginning balance	$ 176	$ 169
Received/receivable during the period	270	40
Released to the consolidated statements of operations	(42)	(33)
Ending balance	404	176
Current	110	29
Non-current	294	147
Total government grants	$ 404	$ 176